Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Consolidated Balance Sheets
Impairment	$ 10,000	$ 10,000
Stockholders' Equity (Deficit):
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	465,000,000	465,000,000
Common stock, shares issued	84,738,300	64,924,300
Common stock, shares outstanding	84,738,300	64,924,300
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	35,000,000	35,000,000
Preferred stock, shares issued	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000